BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Including 2023 Fourth Quarter Asset Acquisition (Details) $ in Thousands		12 Months Ended
	Nov. 02, 2023 USD ($) item	Dec. 31, 2023 USD ($)
Business acquisitions
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Exchangeable stock exchange ratio		1
Goodwill expected to be deductible for income tax purposes		$ 0
Land of Lincoln Dispensary LLC
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Company recorded intangible assets	$ 200
Number of conditional adult use dispensary licenses | item	2
Purchase consideration for acquisition	$ 200
Land of Lincoln Dispensary LLC | Conditional adult use dispensary licenses
BUSINESS COMBINATIONS AND ASSET ACQUISITIONS
Amortization period	15 years